RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables to clients
Related Party Transaction [Line Items]
Payables to directors and officers	$ 42,019	$ 19,553
Directors and officers and their spouses | Brokerage Services and Margin Loans
Related Party Transaction [Line Items]
Revenues earned	$ 1,642	$ 2,211	$ 6,797